Related Party Transactions (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Related Party Transactions [Abstract]
Incurred interest expense	$ 16,838	$ 24,983
Incurred accretion expense	$ 7,885	$ 9,908
Related party balances description	As at June 30, 2022, EUR 30,000 (approximately $31,452) with a carrying value of $30,848 (2021 – $33,767) of the 2019 and 2020 Convertible Loans were owing to the Chief Scientific Officer of the Company and a major shareholder of the Company, respectively. The amounts are due on September 30, 2022. As at June 30, 2022, EUR 350,000 (approximately $366,940) (2021 – EUR 350,000) with a carrying value of $445,174 (2021 – $498,972) of the 8.5% SPAs were owing to major shareholders of the Company. EUR 150,000 of the loan is due on June 30, 2023 and EUR 200,000 of the loan is due on December 31, 2025. During the six months ended June 30, 2022 and 2021, we recorded expenses of $126,173 and $0, respectively, for the cost of royalties and other associated costs owed to ColoAlert AS, the company from which we exclusively license the ColoAlert product. Our Board Chairman is also a significant equity holder of ColoAlert AS. During the six months ended June 30, 2022 and 2021, we paid ColoAlert AS $27,335 and $0, respectively. On June 30, 2022 and December 31, 2021, we had liabilities recorded for unpaid costs to ColoAlert AS of $104,840 and $84,750, respectively, recorded as Accounts payable – related party.